Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Class A ordinary shares
Ordinary Shares par value (in Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized (in Shares)	[1]	600,000,000	600,000,000
Ordinary shares, shares issued (in Shares)	[1]	916,882	516,882
Ordinary shares, shares outstanding (in Shares)	[1]	916,882	516,882
Class B ordinary shares
Ordinary Shares par value (in Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized (in Shares)	[1]	80,000,000	80,000,000
Ordinary shares, shares issued (in Shares)	[1]	163,340	74,480
Ordinary shares, shares outstanding (in Shares)	[1]	163,340	74,480

[1]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).